Operating Segments (Tables)	3 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table sets forth certain financial information with respect to the Company’s reportable segments:

	Completion and Production
Three Months Ended March 31, 2017	Pressure Pumping Services	Well Services	Sand	Drilling	Other Energy Services	Total
Revenue from external customers...	$8,691,647	$3,190,132	$3,372,063	$9,703,397	$5,506,706	$30,463,945
Revenue from related parties..........	$31,760,906	$152,895	$11,540,419	$1,047,592	$264	$44,502,076
Cost of revenue..............................	$28,707,440	$3,799,776	$12,607,265	$10,953,423	$2,430,082	$58,497,986
Selling, general and administrative expenses...............................................	$1,774,926	$972,405	$2,057,553	$1,295,024	$636,890	$6,736,798
Earnings before interest, other expense, taxes and depreciation and amortization............	$9,970,187	$(1,429,154)	$247,664	$(1,497,458)	$2,439,998	$9,731,237
Other expense .......................	$2,631	$1,182	$14,207	$163,785	$2,341	$184,146
Interest expense..............................	$128,444	$(105,902)	$132,639	$217,182	$24,821	$397,184
Depreciation and amortization.......	$9,157,893	$1,208,241	$1,362,965	$4,968,628	$539,524	$17,237,251
Income tax provision.....................	$—	$(3,691,532)	$—	$—	$585,467	$(3,106,065)
Net income (loss)..........................	$681,219	$1,158,857	$(1,262,147)	$(6,847,053)	$1,287,845	$(4,981,279)
Total expenditures for property, plant and equipment.................	$28,665,309	$—	$174,513	$2,269,277	$593	$31,109,692
At March 31, 2017
Goodwill.......................................	$86,043,148	$—	$2,683,727	$—	$—	$88,726,875
Intangible assets, net.....................	$19,174,183	$124,896	$—	$—	$—	$19,299,079
Total assets...................................	$228,631,538	$47,104,529	$111,028,954	$97,838,858	$30,818,616	$515,422,495

	Completion and Production
Three Months Ended March 31, 2016	Pressure Pumping Services	Well Services	Sand	Drilling	Other Energy Services	Total
Revenue from external customers...	$12,294,529	$2,698,592	$1,281,745	$5,257,738	$7,985,623	$29,518,227
Revenue from related parties..........	$—	$—	$1,918,078	$1,145,999	$555	$3,064,632
Cost of revenue..............................	$11,531,886	$3,927,709	$6,180,754	$7,208,657	$3,542,170	$32,391,176
Selling, general and administrative expenses...............................................	$526,175	$573,296	$601,267	$1,302,473	$610,663	$3,613,874
Earnings before interest, other (income) expense, taxes and depreciation and amortization.......	$236,468	$(1,802,413)	$(3,582,198)	$(2,107,393)	$3,833,345	$(3,422,191)
Other (income) expense .......................	$(19,208)	$9,400	$19,182	$(10,074)	$1,690	$990
Interest expense..............................	$237,055	$98,319	$104,461	$852,574	$3,947	$1,296,356
Depreciation and amortization.......	$8,955,217	$1,397,507	$1,368,517	$5,507,381	$522,450	$17,751,072
Income tax provision.....................	$—	$—	$—	$—	$894,360	$894,360
Net (loss) income..........................	$(8,936,596)	$(3,307,639)	$(5,074,358)	$(8,457,274)	$2,410,898	$(23,364,969)
Total expenditures for property, plant and equipment.................	$30,695	$—	$97,425	$264,171	$147,631	$539,922
At March 31, 2016
Goodwill.......................................	$86,043,148	$—	$2,683,727	$—	$—	$88,726,875
Intangible assets, net.....................	$28,217,683	$152,396	$—	$—	$—	$28,370,079
Total assets...................................	$197,948,317	$60,191,891	$111,084,330	$110,148,572	$35,713,736	$515,086,846